Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF

September 30, 2023 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—96.7%
MONEY MARKET FUNDS—1.0%
Invesco Government & Agency Portfolio, 4.71% (a)	8,583,554	$ 8,583,554
Total Money Market Funds		8,583,554
U.S. TREASURIES—95.7%
U.S. Treasury Bills
5.27%, 10/03/2023 (b)	$ 45,000,000	44,993,447
5.22%, 10/05/2023 (b)(c)	40,000,000	39,982,462
5.28%, 10/10/2023 (b)	38,000,000	37,955,603
5.23%, 10/12/2023 (b)(c)	40,000,000	39,941,472
5.28%, 10/17/2023 (b)	38,000,000	37,916,648
5.25%, 10/19/2023 (b)	40,000,000	39,900,361
5.29%, 10/24/2023 (b)	38,000,000	37,877,561
5.27%, 10/26/2023 (b)	40,000,000	39,859,560
5.28%, 10/31/2023 (b)	38,000,000	37,839,062
5.27%, 11/02/2023 (b)(c)	40,000,000	39,817,846
5.29%, 11/07/2023 (b)	12,000,000	11,936,775
5.27%, 11/09/2023 (b)(c)	45,000,000	44,748,892
5.29%, 11/14/2023 (b)	38,000,000	37,760,801
5.28%, 11/16/2023 (b)	38,000,000	37,748,733
5.30%, 11/21/2023 (b)	34,000,000	33,749,565
5.31%, 11/24/2023 (b)	38,000,000	37,703,914
5.32%, 11/30/2023 (b)	38,000,000	37,668,682
5.29%, 12/07/2023 (b)	38,000,000	37,630,244
5.30%, 12/14/2023 (b)(c)	38,000,000	37,591,272
5.31%, 12/21/2023 (b)	38,000,000	37,552,128
5.31%, 12/28/2023 (b)	38,000,000	37,512,824
Total U.S. Treasuries		787,687,852
Total Short-Term Investments		796,271,406
Total Investments (Cost $796,154,919)—96.7%		796,271,406
Other Assets in Excess of Liabilities—3.3%		26,886,619
Net Assets—100.0%		$823,158,025

(a)	The rate shown is the 7 day yield as of September 30, 2023.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $156,335,050.
See accompanying notes to the consolidated schedule of porfolio investments.
0

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF  (continued)

September 30, 2023 (Unaudited)
At September 30, 2023, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	626	11/13/2023	$34,493,230	$36,722,725	$2,229,495
Brent Crude Oil	775	11/30/2023	69,999,563	70,029,000	29,437
Coffee	406	12/18/2023	24,424,980	22,251,337	(2,173,643)
Copper	451	12/27/2023	42,928,244	42,140,312	(787,932)
Corn	1,420	12/14/2023	35,130,149	33,849,250	(1,280,899)
Cotton	307	12/06/2023	12,487,442	13,377,525	890,083
Gasoline	196	10/31/2023	20,830,930	19,752,684	(1,078,246)
Gold	669	12/27/2023	133,372,697	124,842,090	(8,530,607)
KC Wheat	355	12/14/2023	13,799,578	11,781,563	(2,018,015)
Lead LME *	148	11/13/2023	7,871,441	8,021,600	150,159
Lean Hog	457	12/14/2023	13,802,789	13,120,470	(682,319)
Live Cattle	446	12/29/2023	33,624,807	33,525,820	(98,987)
Low Sulfur Gasoil	273	11/10/2023	23,720,489	26,378,625	2,658,136
Natural Gas	1,972	10/27/2023	65,146,434	57,759,880	(7,386,554)
New York Harbor ULSD	144	10/31/2023	18,327,987	19,962,029	1,634,042
Nickel LME *	145	11/13/2023	18,004,497	16,165,470	(1,839,027)
Silver	322	12/27/2023	37,369,530	36,144,500	(1,225,030)
Soybean Meal	622	12/14/2023	23,191,612	23,710,640	519,028
Soybean Oil	653	11/14/2023	40,033,722	41,628,750	1,595,028
Soybean Oil	726	12/14/2023	23,032,059	24,319,548	1,287,489
Sugar	1,014	2/29/2024	30,525,457	30,072,806	(452,651)
Wheat	633	12/14/2023	21,178,995	17,138,475	(4,040,520)
WTI Crude Oil	884	10/20/2023	72,494,264	80,258,360	7,764,096
Zinc LME *	336	11/13/2023	20,680,535	22,253,700	1,573,165
					$(11,264,272)
Short Contract Positions
Aluminum LME *	(24)	11/13/2023	(1,303,753)	(1,407,900)	(104,147)
Lead LME *	(5)	11/13/2023	(272,429)	(271,000)	1,429
Nickel LME *	(6)	11/13/2023	(724,427)	(668,916)	55,511
Zinc LME *	(13)	11/13/2023	(792,346)	(861,006)	(68,660)
					$(115,867)
					$(11,380,139)

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.
See accompanying notes to the consolidated schedule of porfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

September 30, 2023 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—98.9%
MONEY MARKET FUNDS—2.3%
Invesco Government & Agency Portfolio, 4.71% (a)	5,814,085	$ 5,814,085
Total Money Market Funds		5,814,085
U.S. TREASURIES—96.6%
U.S. Treasury Bills
5.27%, 10/03/2023 (b)	$ 12,000,000	11,998,252
5.22%, 10/05/2023 (b)(c)	12,000,000	11,994,739
5.28%, 10/10/2023 (b)	12,000,000	11,985,980
5.23%, 10/12/2023 (b)(c)	12,000,000	11,982,442
5.19%, 10/17/2023 (b)	12,000,000	11,973,678
5.25%, 10/19/2023 (b)	12,000,000	11,970,108
5.29%, 10/24/2023 (b)	12,000,000	11,961,335
5.27%, 10/26/2023 (b)(c)	12,000,000	11,957,868
5.28%, 10/31/2023 (b)	12,000,000	11,949,178
5.27%, 11/02/2023 (b)(c)	12,000,000	11,945,354
5.29%, 11/07/2023 (b)	12,000,000	11,936,775
5.27%, 11/09/2023 (b)(c)	12,000,000	11,933,038
5.29%, 11/14/2023 (b)	12,000,000	11,924,463
5.28%, 11/16/2023 (b)(c)	12,000,000	11,920,653
5.30%, 11/21/2023 (b)	12,000,000	11,911,611
5.30%, 11/24/2023 (b)	12,000,000	11,906,499
5.32%, 11/30/2023 (b)	12,000,000	11,895,373
5.29%, 12/07/2023 (b)	12,000,000	11,883,235
5.30%, 12/14/2023 (b)(c)	12,000,000	11,870,928
5.31%, 12/21/2023 (b)	12,000,000	11,858,567
5.31%, 12/28/2023 (b)	9,000,000	8,884,616
Total U.S. Treasuries		247,644,692
Total Short-Term Investments		253,458,777
Total Investments (Cost $253,421,996)—98.9%		253,458,777
Other Assets in Excess of Liabilities—1.1%		2,847,886
Net Assets—100.0%		$256,306,663

(a)	The rate shown is the 7 day yield as of September 30, 2023.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $51,395,619.
See accompanying notes to the consolidated schedule of porfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF  (continued)

September 30, 2023 (Unaudited)
At September 30, 2023, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	201	11/13/2023	$11,712,489	$11,791,162	$78,673
Aluminum LME *	190	1/15/2024	10,733,132	11,194,563	461,431
Aluminum LME *	187	3/18/2024	10,491,753	11,096,113	604,360
Brent Crude Oil	241	1/31/2024	20,283,076	21,128,470	845,394
Coffee	126	3/18/2024	7,620,925	6,955,200	(665,725)
Copper	140	3/26/2024	13,395,165	13,177,500	(217,665)
Corn	441	3/14/2024	11,205,094	10,843,088	(362,006)
Cotton	95	3/06/2024	4,086,018	4,176,200	90,182
Gasoline	61	2/29/2024	6,390,593	5,959,981	(430,612)
Gold	208	2/27/2024	41,081,989	39,216,320	(1,865,669)
KC Wheat	110	3/14/2024	4,306,004	3,697,375	(608,629)
Lead LME *	48	11/13/2023	2,561,100	2,601,600	40,500
Lead LME *	46	1/15/2024	2,408,579	2,500,100	91,521
Lead LME *	44	3/18/2024	2,445,952	2,391,950	(54,002)
Lean Hog	142	2/14/2024	4,517,338	4,285,560	(231,778)
Live Cattle	139	2/29/2024	10,530,890	10,703,000	172,110
Low Sulfur Gasoil	85	3/12/2024	7,333,157	7,382,250	49,093
Natural Gas	613	2/27/2024	20,368,352	19,738,600	(629,752)
New York Harbor ULSD	45	2/29/2024	5,604,328	5,547,528	(56,800)
Nickel LME *	46	11/13/2023	6,459,803	5,128,356	(1,331,447)
Nickel LME *	45	1/15/2024	5,809,021	5,062,770	(746,251)
Nickel LME *	43	3/18/2024	5,278,157	4,887,810	(390,347)
Silver	100	3/26/2024	11,786,771	11,396,000	(390,771)
Soybean	203	3/14/2024	14,021,632	13,299,037	(722,595)
Soybean Meal	193	3/14/2024	7,565,479	7,237,500	(327,979)
Soybean Oil	226	3/14/2024	8,165,759	7,421,388	(744,371)
Sugar	315	2/29/2024	8,728,328	9,342,144	613,816
Wheat	197	3/14/2024	6,818,560	5,648,975	(1,169,585)
WTI Crude Oil	275	2/20/2024	23,239,634	23,067,000	(172,634)
Zinc LME *	108	11/13/2023	7,151,782	7,152,975	1,193
Zinc LME *	102	1/15/2024	6,159,393	6,767,700	608,307
Zinc LME *	100	3/18/2024	6,294,941	6,645,625	350,684
					$(7,111,354)
Short Contract Positions
Aluminum LME *	(201)	11/13/2023	(11,236,274)	(11,791,163)	(554,889)
Aluminum LME *	(190)	1/15/2024	(10,546,033)	(11,194,563)	(648,530)
Lead LME *	(48)	11/13/2023	(2,508,863)	(2,601,600)	(92,737)
Lead LME *	(46)	1/15/2024	(2,559,671)	(2,500,100)	59,571
Nickel LME *	(46)	11/13/2023	(5,901,748)	(5,128,356)	773,392
Nickel LME *	(45)	1/15/2024	(5,484,182)	(5,062,770)	421,412
Zinc LME *	(108)	11/13/2023	(6,514,728)	(7,152,975)	(638,247)
Zinc LME *	(102)	1/15/2024	(6,402,994)	(6,767,700)	(364,706)
					$(1,044,734)
					$(8,156,088)

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.
See accompanying notes to the consolidated schedule of porfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF

September 30, 2023 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—100.2%
MONEY MARKET FUNDS—19.4%
Invesco Government & Agency Portfolio, 4.71% (a)	4,761,422	$ 4,761,422
Total Money Market Funds		4,761,422
U.S. TREASURIES—80.8%
U.S. Treasury Bills
5.27%, 10/03/2023 (b)	$ 1,200,000	1,199,825
5.28%, 10/10/2023 (b)	1,000,000	998,832
5.28%, 10/17/2023 (b)	1,000,000	997,806
5.25%, 10/19/2023 (b)(c)	1,200,000	1,197,011
5.29%, 10/24/2023 (b)	1,000,000	996,778
5.27%, 10/26/2023 (b)(c)	1,200,000	1,195,787
5.28%, 10/31/2023 (b)	1,000,000	995,765
5.27%, 11/02/2023 (b)(c)	1,200,000	1,194,535
5.29%, 11/07/2023 (b)	1,000,000	994,731
5.27%, 11/09/2023 (b)(c)	1,200,000	1,193,304
5.29%, 11/14/2023 (b)	1,000,000	993,705
5.28%, 11/16/2023 (b)	1,000,000	993,388
5.30%, 11/21/2023 (b)	1,000,000	992,634
5.31%, 11/24/2023 (b)	1,000,000	992,208
5.32%, 11/30/2023 (b)	1,000,000	991,281
5.29%, 12/07/2023 (b)(c)	1,000,000	990,270
5.30%, 12/14/2023 (b)(c)	1,000,000	989,244
5.31%, 12/21/2023 (b)	1,000,000	988,214
5.31%, 12/28/2023 (b)	1,000,000	987,180
Total U.S. Treasuries		19,882,498
Total Short-Term Investments		24,643,920
Total Investments (Cost $24,640,921)—100.2%		24,643,920
Liabilities in Excess of Other Assets—(0.2%)		(48,443)
Net Assets—100.0%		$24,595,477

(a)	The rate shown is the 7 day yield as of September 30, 2023.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $5,077,607.
At September 30, 2023, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	120	11/13/2023	$6,607,549	$7,039,500	$431,951
Copper	90	12/27/2023	8,563,556	8,409,375	(154,181)
Lead LME *	28	11/13/2023	1,488,616	1,517,600	28,984
Nickel LME *	28	11/13/2023	3,470,373	3,121,608	(348,765)
Zinc LME *	65	11/13/2023	3,994,601	4,305,031	310,430
					$268,419

See accompanying notes to the consolidated schedule of porfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF  (continued)

September 30, 2023 (Unaudited)

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.
See accompanying notes to the consolidated schedule of porfolio investments.

Notes to Consolidated Schedule of Portfolio of Investments

September 30, 2023 (Unaudited)
1.    Summary of Significant Accounting Policies
The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies.
Investment Valuation:
The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).
NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.
In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less when originally acquired are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.
Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.
In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Funds’ investments will be valued in accordance with the Trust’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Funds’ NAV Calculation Time that may materially affect the value of the Funds’ investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”
When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.
Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:
•	Level 1— Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.
•	Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no Level 3 investments held for the period ended September 30, 2023.